Property, plant and equipment - Summary of Acquisitions and Capitalized Interest by Operating Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	€ 1,822	€ 1,717	€ 1,693
Capitalized interest	48	51	26
Biopharma (operating segment)
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	1,822	1,554	1,592
Biopharma (operating segment) | Manufacturing & Supply
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	1,157	1,114	1,188
Opella Business
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	€ 0	€ 163	€ 101